UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code 215-351-4778

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders

The Finance Company of Pennsylvania

Founded 1871

SEMI-ANNUAL REPORT

June 30, 2015

(Unaudited)

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

BOARD OF DIRECTORS

Charles E. Mather III	Jonathan D. Scott

Herbert S. Riband, Jr	Peter Bedell

Charles E. Mather IV	Henry F. Reichner

Brendan H. O’Malley

OFFICERS

Charles E. Mather III, President

Herbert S. Riband, Jr., Secretary-Treasurer

Doranne H. Case, Asst. Secretary-Treasurer

Sarah L. Davis, Assistant Secretary

William S. McNish, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

August 24, 2015

TO OUR SHAREHOLDERS:

The Semi-annual Report of your Company is enclosed.

At the Annual Meeting April 22, 2015, Jonathan D. Scott was elected Director for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 -6/30/15
Actual Return	$1,000.00	$995.41	$7.88
Hypothetical 5% Return	$1,000.00	$1,017.10	$7.97

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.58%, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2015

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	87.50%
Bonds	10.32%
Short Term Investments	2.03%
Other Assets in Excess of Liabilities	0.15%

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage
Financial Services	25.04%
Energy	14.13%
International	9.69%
Consumer Discretionary	8.29%
Producer Durables	7.80%
Healthcare	6.29%
Diversified Holding	4.32%
Materials & Processing	4.25%
Consumer Staples	4.11%
Technology	3.17%
Utilities	0.41%

87.50%

Top 10 Stock Holdings (% of Company’s Net Assets)

PNC Financial Services Group Inc.	14.91%
Exxon Mobil Corporation	13.81%
Harbor International Funds	4.96%
Pennsylvania Warehousing & Safe Deposit Co.	4.32%
Dreyfus International Stock I	2.33%
Berkshire Hathaway B	1.90%
Johnson and Johnson.	1.63%
State Street Corporation	1.61%
Dow Chemical Company	1.61%
Winnebago Industries Inc.	1.59%

Total	48.67%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

(Unaudited)

ASSETS
Investments at fair value — unaffiliated (Note 2):
Short Term Investments (identified cost $1,161,466)	1,161,466
Bonds (identified cost $5,791,460)	5,913,055
Common Stocks & Mutual Funds (identified cost $23,527,723)	47,655,216
Investments at fair value — affiliated (Note 3):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,475,573

Total Investments	57,205,310
Cash	40,089
Accrued interest and dividends receivable	104,201
Prepaid expenses	15,583
Other assets	5,403

Total	57,370,586

LIABILITIES
Accrued expenses and taxes (Note 1)	56,469
Advisory fees payable (Note 9)	12,155
Payroll Taxes Payable	2,451
Dividends Payable	7,214

Total	78,289

NET ASSETS	57,292,297

COMPONENTS OF NET ASSETS
Paid in Capital	13,573,993
Net Accumulated Realized Gain on Investments and Written Options	17,071,674
Net Unrealized Appreciation on Investments and Written Options	26,646,630

Net assets equivalent to $1,346.41 per share on shares of 42,552 $10 par value capital stock outstanding at June 30, 2015 (authorized 232,000 shares)	57,292,297

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2015

SHORT TERM SECURITIES — 2.03%

Number of Shares		Identified Cost	Fair Value (Note 1)
170,616	Invesco Short Term Inv Treasury 0.01%†	$170,616	$170,616
990,850	Fidelity Inst Money Market 0.06%†	990,850	990,850

	Total	$1,161,466	$1,161,466

BONDS — 10.32%
Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.05%
40,461	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	$42,778	$41,012
151,080	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	153,611	158,454
118,494	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	124,473	125,239
138,097	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	147,670	146,170
73,363	Government National Mortgage Association II 5.5% due 1/20/2036	84,378	83,440
27,590	Government National Mortgage Association 5% due 5/15/2039	32,017	30,626
16,471	Government National Mortgage Association 6% due 4/15/2036	21,865	19,180

		606,792	604,121

	MUNICIPAL & CORPORATE BONDS — 9.27%
100,000	Alameda Corridor CA 6.5% due 10/01/2019	108,871	108,707
70,683	Alt Bldg Concepts 4.16% due 12/20/2032	71,321	69,350
145,000	Apache Corp. 3.25% due 4/15/2022	147,871	142,597
200,000	California St Build America Bonds 6.65% due 3/1/2022	238,280	241,434
155,000	California Statewide 4.375% due 1/1/2023	155,000	166,278
100,000	Cerritos CA Community College 2.971% due 8/1/2022	100,000	100,583

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2015

BONDS — Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
30,000	Cuyahoga County OH Eco Dev 8.625% due 6/1/2022	$32,803	$34,797
185,000	Ensco PLC 4.50% due 10/01/2024	178,556	176,742
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	120,917	127,066
125,000	General Electric Co. 5.25% due 12/6/2017	136,078	136,161
175,000	Glendale CA Health Facilities Revenue Insd 5.60% due 11/15/2025	202,460	210,214
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	195,939	222,704
45,000	Grand Terrace CA Community 7.2% due 9/1/2018	45,975	47,776
135,000	Illinois St Build 5.563% due 2/1/2021	146,137	142,217
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	98,408
140,000	JP Morgan Chase Mtn 3.875% due 2/1/2024	141,954	142,282
65,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	67,714	69,396
200,000	Loyola Univ of Chicago 3.199% due 7/1/2022	200,000	195,370
175,000	Macon Bibb County Georgia 6.00% 8/1/2024	186,898	186,762
80,000	Maryland State Health 5.00% due 7/1/2027	93,620	95,201
105,000	Massachusetts St. Housing Finance Agency 5.962% due 6/1/2017	105,000	109,799
150,000	Minneapolis St. Paul MN Metropolitan 2.755% due 1/1/2020	150,000	152,324
65,000	Montana State Brd Hsg 5% due 12/1/2027	67,315	68,595
10,000	NJ Economic Dev Auth 5.178% due 11/1/2015	10,000	10,122
50,000	New Jersey St Health Care Facilities 4.75% due 7/1/2025	53,946	57,911
110,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	112,891	117,003
225,000	New York NY Build America Bonds 5.487% due 12/1/2022	261,624	259,756

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2015

BONDS — Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
150,000	New York St Dorm Authority Revenues 3.292% due 12/1/2021	$150,000	$154,047
200,000	Ohio St Water Dev Auth 4.879% due 12/1/2034	200,000	222,872
85,000	Oklahoma Housing Fin Agy 4.5% due 9/1/2024	88,436	88,494
250,000	Pennsylvania State Turnpike Commn 2.023% due 12/1/2019	250,000	252,658
75,000	Philadelphia PA Auth Industrial Development 3.964% due 4/15/2026	76,686	73,418
170,000	Phillips 66 4.30% due 4/1/2022	179,866	178,410
150,000	Salt Lake Cty UT Redev Agy 4.611% due 4/1/2023	150,000	165,181
100,000	Salt Lake Cnty Utah Hosp 5.4% due 2/15/2028	105,684	114,055
100,000	Texas St Transn Commn 5.028% due 4/01/2026	100,000	113,984
150,000	University North Carolina 2.535% due 12/1/2022	150,000	145,812
75,000	Virginia St Resrcs Auth 4.753% due 11/1/31	82,977	75,960
190,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	190,000	204,387
30,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	29,849	30,101

		5,184,668	5,308,934

	Total Bonds	$5,791,460	$5,913,055

COMMON STOCKS & MUTUAL FUNDS — 87.50%
Number of Shares		Identified Cost	Fair Value (Note 1)
	ENERGY — 14.13%
3,000	Devon Energy Corporation	$184,489	$178,470
95,124	Exxon Mobil Corporation	125,543	7,914,317

	Total	310,032	8,092,787

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2015

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
	FINANCIAL SERVICES — 25.04%
5,200	American Express Company	$192,972	$404,144
8,000	Berkshire Hathaway B*	352,582	1,088,880
17,900	Fidelity National Financial Inc.	672,852	662,121
89,286	PNC Financial Services Group Inc.	53,958	8,540,206
14,500	Marsh & McLennan Companies Inc.	192,817	822,150
26,600	Progressive Corporation	739,078	740,278
7,700	Renaissance RE Holdings LTD	813,271	781,627
12,000	State Street Corporation	88,500	924,000
18,900	Western Union Company	413,339	384,237

	Total	3,519,369	14,347,643

	TECHNOLOGY — 3.17%
2,500	International Business Machines Corp.	59,809	406,650
8,900	Qualcomm Incorporated	624,023	557,407
53,500	Rovi Corporation*	1,084,132	853,325

	Total	1,767,964	1,817,382

	CONSUMER DISCRETIONARY — 8.29%
15,300	Carnival Corporation	608,549	755,667
24,600	Gildan Activewear Inc.	786,021	817,704
5,600	Kohl’s Corporation	308,429	350,616
2,700	McDonalds Corporation	36,691	256,689
9,400	Omnicom Group Inc	731,719	653,206
16,000	Twenty-First Century Fox (non voting)	592,235	520,720
6,900	WalMart Stores Inc.	340,802	489,417
38,500	Winnebago Industries Inc.	900,288	908,215

	Total	4,304,734	4,752,234

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2015

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
	CONSUMER STAPLES — 4.11%
22,000	Coca Cola Company	$9,597	$863,060
4,000	Colgate Palmolive Co.	110,117	261,640
3,100	Diageo PLC Sponsored ADR	372,527	359,724
6,600	Procter & Gamble Company	591,960	516,384
8,200	Unilever PLC SPSD ADR	368,881	352,272

	Total	1,453,082	2,353,080

	PRODUCER DURABLES — 7.80%
2,900	3M Company	477,009	447,470
13,200	Crown Holdings Inc.	734,575	698,412
12,900	Donaldson Company Inc.	473,809	461,820
6,400	Eaton Corporation Plc	459,181	431,936
7,500	Emerson Electric Co	57,084	415,725
22,100	General Electric Company	423,606	587,197
5,600	Parker Hannifan Corporation	680,576	651,448
8,000	United Parcel Service Class B	709,157	775,280

	Total	4,014,997	4,469,288

	MATERIALS & PROCESSING — 4.25%
18,000	Dow Chemical Company.	116,338	921,060
11,600	Reliance Steel & Aluminum Co.	760,890	701,568
20,300	Schweitzer-Mauduit International Inc.	912,336	809,564

	Total	1,789,564	2,432,192

	HEALTHCARE — 6.29%
8,400	Baxter International Inc.	645,385	587,412
2,500	Becton Dickinson & Company	66,953	354,125
3,800	Cardinal Health Inc.	344,998	317,870
9,600	Johnson and Johnson	52,842	935,616
6,600	Laboratory Corp. of America	834,918	800,052
10,700	Merck & Co. Inc.	114,053	609,151

	Total	2,059,149	3,604,226

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2015

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number of Shares		Identified Cost	Fair Value (Note 1)
	UTILITIES — 0.41%
5,000	Verizon Communications Inc	$37,808	$233,050

	INTERNATIONAL — 9.69%
87,258	Dreyfus International Stock I	1,204,159	1,335,046
40,818	Harbor International Funds	1,865,000	2,840,908
30,707	Oakmark International Fund I	601,865	754,788
25,929	Seafarer Overseas Growth & Income	300,000	313,742
29,499	Touchstone Sands Cptl Emerg Mkts	300,000	308,850

	Total	4,271,024	5,553,334

	DIVERSIFIED HOLDING — 4.32%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 3) ‡	71,399	2,475,573

	Total Common Stocks & Mutual Funds	23,599,122	50,130,789

	Total Investments — 99.85%	$30,552,048	$57,205,310

	Other assets in excess of liabilities — 0.15%		86,987

	NET ASSETS — 100%		$57,292,297

*	Non-income producing.

†	- Variable rate security, rate disclosed is as of 6/30/2015

‡	- Fair valued by Board of Directors

ADR	- American depository receipt

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015

(Unaudited)

INVESTMENT INCOME:
Income:
Dividends	529,205
Dividends from affiliates (Note 3)	36,600
Interest	112,520

Total	678,325
Expenses:
Accounting	33,414
Compensation	114,042
Compliance fees	27,500
Custodian	3,812
Directors’ fees	38,000
Insurance	23,974
Investment advisory fees (Note 9)	74,120
Printing and postage	1,263
Professional fees	84,431
Other office and administrative	58,789

Total	459,345

Net investment income	218,980

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	1,963,099
In-kind transfers (Note 5)	783,534
Written options	—

Net realized gain	2,746,633

Net change in unrealized appreciation / depreciation on:
Investments	(3,261,837)
Investments in affiliate	37,138
Written options	1,741

Net change in unrealized appreciation / depreciation	(3,222,958)

Net realized and unrealized loss on investments	(476,325)
Capital gains tax payable on behalf of shareholders (Note 1)	—

Net decrease in net assets resulting from operations	$(257,345)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2015 and

the Year Ended December 31, 2014

	2015	2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$218,980	$675,236
Net realized gain on investments	2,746,633	5,594,972
Change in net unrealized appreciation / depreciation on investments	(3,222,958)	(3,139,009)
Capital gains tax payable on behalf of shareholders (Note 1)	—	(844,621)

Net increase/(decrease) in net assets resulting from operations	(257,345)	2,286,578
Undistributed investment income included in price of shares redeemed	(7,262)	(18,431)
Realized gain from security transactions included in price of shares redeemed	(8,651)	(36,636)
Dividends to shareholders from net investment income	(211,718)	(656,805)
Dividends to shareholders from short-term capital gains	(87,049)	(2,211,034)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(773,206)	(892,162)

Total increase (decrease) in net assets	(1,345,231)	(1,528,490)
Net Assets:
Beginning of year	58,637,528	60,166,018

End of year	$57,292,297	$58,637,528

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES

The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 575 shares of capital stock redeemed during the six months ended June 30, 2015.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation

Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost which approximates fair value. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures. As of June 30, 2015, Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes

No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue

NOTES TO FINANCIAL STATEMENTS — Continued

Code. As such, the Company is paying the applicable federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization

The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investing in Government Sponsored Agency Securities

The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

NOTES TO FINANCIAL STATEMENTS — Continued

Security Transactions, Investment Income, and Realized Gain/Loss

Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2.	FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820-10, fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the inputs used as of June 30, 2015 in valuing the Company’s investments carried at fair value:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Value
Assets
Investments in securities
Common stock	$42,101,882	$—	$2,475,573	$44,577,455
U.S. government and agency obligations	—	604,121	—	604,121
Municipal and corporate bonds	—	5,308,934	—	5,308,934
Mutual funds	5,553,334	—	—	5,553,334
Short-term investments	1,161,466	—	—	1,161,466

Total	$48,816,682	$5,913,055	$2,475,573	$57,205,310

Liabilities

Written options	$—	$—	$—	$—

See Portfolio of Investments for values by industry classification.

Management has determined the value of its investment in Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies. Significant inputs of the dividend discount method include the estimated dividend growth rate and the required rate of return. The net asset value method takes into consideration financial information received from the Pennsylvania Warehousing and Safe Deposit Company. A discount for lack of marketability is a significant input of both methods.

NOTES TO FINANCIAL STATEMENTS — Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The table below summarizes the techniques and unobservable inputs for the valuation of the Level 3 investments.

Quantitative Information about Level 3 Fair Value Measurements

Asset	Fair Value at June 30, 2015	Valuation Technique	Unobservable Inputs	Value *

Pennsylvania Warehousing and Safe Deposit Company	$2,475,573	Dividend discount method	Lack of marketability discount Estimated dividend growth rate Required rate of return Valuation technique weighting	26.00% 0.78% 9.83% 50.00%
		Net asset value method	Lack of marketability discount Discount to net asset value Valuation technique weighting	26.00% 9.14% 50.00%

*	Significant changes in any of these inputs would result in a significantly higher or lower fair value measurement. Generally a change to the estimated dividend growth rate or the weighting applied to the net asset value would result in a directionally similar change in fair value. Conversely, a change in the required rate of return, the weighting applied to the dividend discount method or the discounts would result in a directionally opposite change in fair value.

The Company’s policy is to disclose transfers between levels at the reporting period end. For the six months ended June 30, 2015 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at June 30, 2015 was as follows:

Common Stock
Beginning Balance, 12/31/2014	$2,438,435
Purchases	—
Sales	—
Total Unrealized Appreciation[1]	37,138

Ending Balance, 6/30/2015	$2,475,573

[1]

Included in related net change in unrealized appreciation/depreciation in Statement of Operations. The change in unrealized appreciation on Level 3 investments still held as of June 30, 2015 was $37,138.

NOTES TO FINANCIAL STATEMENTS — Continued

3.	NON-MARKETABLE SECURITY OF AFFILIATE

There is no ready market for the below listed security. Fair value is established by the Board.

Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale. The Company has owned shares of Pennsylvania Warehousing and Safe Deposit Company since 1917. As of June 30, 2015 the Pennsylvania Warehousing and Safe Deposit Company owns 4.90% of the outstanding shares of the Company.

Shares		June 30, 2015			For the Six Months Ended June 30, 2015
		Percent Owned	Identified Cost	Fair Value	Dividend Income
732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,475,573	$36,600

4.	DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

NOTES TO FINANCIAL STATEMENTS — Continued

Price volatility risk

Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The company does not write uncovered written options.

At June 30, 2015 the Company did not have any written covered calls.

Transactions in written covered calls for the six months ended June 30, 2015 were as follows:

	Shares in Equity Contracts	Premium
Outstanding at December 31, 2014	3,000	$7,259
Covered Calls written during the period	—	—
Covered Calls closed during the period	—	—
Covered Calls exercised during the period	(3,000)	(7,259)

Outstanding at June 30, 2015	—	$—

NOTES TO FINANCIAL STATEMENTS — Continued

There are no derivatives on the Company’s Statement of Assets and Liabilities as of June 30, 2015.

The following is a summary of the effect of derivative instruments on the Company’s Statement of Operations for the six months ended June 30, 2015.

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity contract	Net change in unrealized appreciation/depreciation on written options	$1,741

There were no derivative contracts written during the six months ended June 30, 2015.

5.	PURCHASES AND SALES OF SECURITIES

The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2015 were:

	Cost of Investments Purchased	Proceeds from Sales and Maturities	Cost of Securities Sold and Maturities
Common Stocks and Mutual Funds	$16,297,693	$17,356,460	$15,411,702
U.S. Government & Agency Obligations	—	67,385	67,385
Municipal & Corporate Bonds	311,389	313,803	295,462

Total	$16,609,082	$17,737,648	$15,774,549

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the six months ended June 30, 2015 the Company distributed common stock with fair value of $788,828 and cost of $5,294. The related gain of $783,534 has been disclosed in the Company’s Statement of Operations.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTES TO FINANCIAL STATEMENTS — Continued

The tax character of dividends and distributions declared by the Company was as follows:

	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
Distributions paid from Ordinary Income	$298,767	$2,867,839

7.	TAX MATTERS

For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at June 30, 2015 was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$30,611,571	$27,717,326	$1,123,587	$26,593,739

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of June 30, 2015, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal and state tax returns remain open for examination for the years ended December 31, 2012 through December 31, 2014.

8.	LEASE

The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $23,524.

NOTES TO FINANCIAL STATEMENTS — Continued

9.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2015

Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $38,000. The compensation of Officers of the Company, who are also employees of the Company, amounted to $82,000.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $64,797 for their services during the six months ended June 30, 2015.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $9,323 for their services during the six months ended June 30, 2015.

10.	INTEREST RATE RISK

In the normal course of business, the Company invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Company may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Company; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability, and currency and interest rate and price fluctuations. The extent of the Company’s exposure to market and issuer credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities.

The Company invests a portion of its assets in fixed-income securities. See the Portfolio of Investments for these securities. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

GNMA and U.S. Government Bond invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Portfolio of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

NOTES TO FINANCIAL STATEMENTS — Continued

11.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. As part of a mutual divestiture of each other’s shares, on August 7, 2015, the Company received a request from the Pennsylvania Warehousing and Safe Deposit Company (“PAWH”) to redeem their 2,087 shares of the Company, which equaled $2,777,905.52 as of such date. In satisfaction of PAWH’s redemption request, the Company distributed to PAWH (i) all of the shares of PAWH owned by the Company (732 shares); (ii) shares of securities held in the Company’s portfolio; and (iii) cash (the “Transaction”). As part of the Transaction, the Company’s shares and the securities held in the Company’s portfolio used to satisfy the PAWH redemption were valued in accordance with the valuation procedures described in the Company’s registration statement and this Semi-Annual Report. The Transaction is consistent with the Company’s redemption policies as stated in its registration statement, and the Company has a long history of meeting shareholder redemptions with the distribution of securities held in the Company’s portfolio. In addition, the Company has received a legal opinion in connection with the Transaction that states that the Transaction is not expected to result in a capital gain transaction to the Company, which results in no distribution of taxable capital gains to the Company’s shareholders. Further, the Company has received a “fairness opinion” in connection with the Transaction that concludes that (i) the valuation methodology employed by the Company is a reasonable way to ascertain the fair value of the Company’s holdings of PAWH’s shares; and (ii) the Transaction is fair, from a financial point of view, to the Company and its non-redeeming shareholders.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2015
		2014	2013	2012	2011	2010
Investment Income	$15.94	$36.07	$35.47	$34.94	$32.96	$28.37
Expenses	10.79	20.41	17.69	17.73	17.33	16.32

Net Investment Income	5.15	15.66	17.78	17.21	15.63	12.05
Dividends from net investment income	(4.98)	(15.23)	(17.66)	(17.15)	(15.08)	(11.75)
Dividends from short term capital gains	(2.05)	(51.20)	(62.34)	(27.18)	(31.69)	(36.21)
Net realized gain (loss) and increase (decrease) in unrealized appreciation.	(11.36)	36.77	247.38	69.70	(4.99)	108.29

Net increase (decrease) in net assets value	(13.24)	(14.00)	185.16	42.58	(36.13)	72.38
Net assets value:
Beginning of year	1,359.65	1,373.65	1,188.49	1,145.91	1,182.04	1,109.66

End of period	$1,346.41	$1,359.65	$1,373.65	$1,188.49	$1,145.91	$1,182.04

Net Assets at end of Period (in millions)	$57.3	$58.6	$60.2	$52.2	$50.9	$53.3
Annual ratio of expenses to average net assets	1.58%	1.45%	1.34%	1.47%	1.44%	1.43%
Annual ratio of net investment income to average net assets	0.75%	1.11%	1.35%	1.43%	1.30%	1.06%
Annual portfolio turnover rate	58.40%	77.53%	82.67%	40.44%	39.08%	44.22%
Annual Total Investment Return	(0.92%)	3.82%	22.31%	7.58%	0.90%	10.84%
Number of shares outstanding at end of period in thousands	43	43	44	44	44	45

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2015

(Unaudited)

PURCHASES

STOCKS

	Changes During the Period	Balance June 30, 2015
	Number of Shares
3M Company	2,900	2,900
Cardinal Health Inc.	9,100	3,800
Carnival Corp.	4,100	15,300
Crown Holdings Inc.	32,600	13,200
Devon Energy Corp.	4,500	7,500
Donaldson Company Inc.	12,900	12,900
Eaton Corporation Plc	12,800	6,400
Fidelity National Financial Inc.	37,500	17,900
Gildan Activewear Inc.	24,600	24,600
Kohls Corporation	7,000	5,600
Laboratory Corp. of America	13,200	6,600
Parker Hannifan Corporation.	5,600	5,600
Progressive Corporation	53,200	26,600
Qualcomm Incorporated	6,100	8,900
Reliance Steel & Aluminum Co.	28,000	11,600
Rovi Corporation	36,700	46,500
Schweitzer-Mauduit International Inc	20,300	20,300
United Parcel Service CL B	1,800	8,000
Western Union Company.	61,800	18,900
Winnebago Industries Inc.	26,600	38,500

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2015

(Unaudited)

SALES

STOCKS

	Changes During the Period	Balance June 30, 2015
	Number of Shares
3M Company	3,800	2,900
Cardinal Health Inc.	12,600	3,800
Carnival Corporation	7,100	15,300
Colgate Palmolive Co.	1,800	4,000
Crown Holdings Inc.	32,300	13,200
Devon Energy Corp.	7,300	7,500
Eaton Corporation Plc	12,800	6,400
Fidelity National Financial Inc.	39,200	17,900
Gildan Activewear Inc	24,600	24,600
Illinois Tool Works Inc.	3,000	—
Kohl’s Corporation	13,000	5,600
Laboratory Corp. of America	13,200	6,600
Marsh & McLennan Inc	5,500	14,500
McDonalds Corporation	3,600	2,700
PNC Financial Services Group Inc.	5,000	89,286
Progressive Corporation	53,200	26,600
Qualcomm Incorporated	5,500	8,900
Reliance Steel & Aluminum Co.	22,300	11,600
Rock Tenn Company	5,200	—
Rovi Corporation	17,500	46,500
Schweitzer-Mauduit International Inc.	18,800	20,300
Unilever PLC SPSD ADR	8,200	8,200
Western Union Company.	66,900	18,900
Winnebago Industries Inc.	13,300	38,500

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2015

(Unaudited)

PURCHASES

BONDS

	Changes During the Period	Balance June 30, 2015
	Number of Units
Macon Bibb County Georgia 6.00% 8/1/2024	175,000	175,000
Maryland State Health 5.00% due 7/1/2027	40,000	80,000
Philadelphia PA Auth Industrial Development 3.964% due 4/15/2026	75,000	75,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2015

(Unaudited)

CALLS

BONDS

	Changes During the Period	Balance June 30, 2015
	Number of Units
U.S. Fed. Home Loan Mtg. 6% 7/1/2019	9,366	40,461
U.S. Fed. Home Loan Mtg. 6% 8/1/2019	17,755	151,080
U.S. Fed. Home Loan Mtg. 3.5% 9/1/2026	8,973	118,494
U.S. Fed. Natl. Mtg Assoc. 3.5% 2/1/27	17,274	138,097
Govt Natl Mort Assoc II 5.5% 1/20/2036	9,090	73,363
Govt Natl Mort Assoc 5% 5/15/2039	3,781	27,590
Govt Natl Mort Assoc 6% 4/15/2036	1,147	16,471
Alt Bldg Concepts 4.160% 12/20/32	987	70,683
California Statewide 4.375% 1/1/2023	5,000	155,000
Louisiana Hsg Fin Agy 4.75% 6/1/27	5,000	65,000
Massachusetts St. Hsg. 5.962% 6/1/2017	20,000	105,000
Montana ST BRD HSG 5% 12/1/2027	5,000	65,000
New Mexico Mtg Fin Auth 5.35% 3/1/30	5,000	110,000
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	10,000	85,000
PA Economic Dev Fing 6.25% due 10/1/2017	150,000	—
Washinghton St Series B 5.5% 5/1/2018	65,000	—
Wisconsin St Gen Rev 5.2% 5/1/2018	25,000	190,000

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Name, Address[1], Position(s) Held with the Company, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director or Nominee for Director
Interested Directors[2]
Charles E. Mather III Director and President Age: 80	2017 34 years	President and Director of Mather & Co. (insurance brokers)	None

Herbert S. Riband, Jr. Director and Secretary-Treasurer Age: 78	2016 21 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Charles E. Mather IV Director Age: 55	2016 1 month	Managing Director and Head of Equity Capital Markets at BTIG. (Formerly Head of Private & Alternative Capital Group, Janney Montgomery Scott LLC)	Director of Tonix Pharmaceuticals Holding Corp.

Non-Interested Directors
Jonathan D. Scott Director Age: 62	2018 25 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Peter Bedell Director Age: 77	2016 10 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke. (Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

Henry F. Reichner Director Age: 54	2016 1 year	Attorney & Partner, Reed Smith LLP.	None

Brendan H. O’ Malley Director Age: 47	2016 1 month	Chief Information Officer, NSM Insurance Group	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]

Charles E. Mather III and Herbert S. Riband, Jr. are classified as interested directors because they are executive officers of the Company. Charles E. Mather IV is classified as an interested director because of his family relationship with Charles E. Mather III.

[3]

Charles E. Mather IV and Brendan H. O’Malley were appointed to the Board on June 12, 2015 and will serve as Directors of the Company until the date of the Company’s 2016 Annual Meeting. It is the current intention of the Board to submit the nomination of Charles E. Mather IV and Brendan H. O’Malley to shareholders for their election to the Board at the company’s 2016 Annual Meeting.

* * *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL

SHAREHOLDERS MEETING

Of 43,117 shares of common stock of the company outstanding and entitled to vote, a total of 39,958 were represented either in person or by proxy at the annual shareholders meeting held on April 22, 2015.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent six-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 22, 2015, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15(c) of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that the agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that the agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.

ITEM 2. CODE OF ETHICS.

Not required for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES .

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report;

(ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Registrant’s code of ethics is not required for semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 28, 2015

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer
Date: August 28, 2015